Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Central Index Key	dei_EntityCentralIndexKey	0001605803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Hartford Multifactor Developed Markets (ex-US) ETF | Hartford Multifactor Developed Markets (ex-US) ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RODM
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROAM
Hartford Multifactor REIT ETF | Hartford Multifactor REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RORE
Hartford Multifactor US Equity ETF | Hartford Multifactor US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROUS
Hartford Multifactor Global Small Cap ETF | Hartford Multifactor Global Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROGS
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVIN
Hartford Multifactor Low Volatility US Equity ETF | Hartford Multifactor Low Volatility US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVUS